BUSINESS COMBINATION (Allocation of Consideration Based on Fair Value, NationSky, FL Mobile and Red) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	May 11, 2012	Nov. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill			$ 320,424	$ 76,020	$ 17,958
NationSky [Member]
Business Acquisition [Line Items]
Cash consideration	3,157
Shares consideration	4,196
Total	7,353
Cash	3,892
Other tangible assets	4,482
Identifiable intangible assets acquired	5,058
Liability assumed	(3,367)
Goodwill	2,083
Fair value of non-controlling interest	(4,795)
Total	7,353
FL Mobile and Red [Member]
Business Acquisition [Line Items]
Fair value of previously held 26.4% equity interests		5,568
Shares consideration		16,421
Total		21,989
Cash		490
Other tangible assets		4,167
Identifiable intangible assets acquired		4,977
Liability assumed		(3,493)
Goodwill		15,848
Total		$ 21,989